3. Going Concern (Details Narrative) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Going Concern Details Narrative
Losses Incurred From Opreration, since inception	$ (283,073)	$ (241,062)	$ (184,044)